Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Other Payables [Abstract]
Schedule of Other Payables	Other payables consist of the following:
	December 31, 2025	December 31, 2024
Payables to non-trade vendors and service providers	$3,918	$11,823
Accrued salary	22	21
	$3,940	$11,844